Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

The change in the net carrying amount of Goodwill from December 31, 2015 through December 31, 2017 was composed of the following items:

	Brazil	Mexico	Andean	Rest of World	Online & Partnerships	Other	Total
Balance at December 31, 2015	$417,938	$578,350	$246,375	$246,980	$459,786	$2,015	$1,951,444
Acquisitions	—	—	—	—	—	—	—
Dispositions	—	—	—	(148,264)	—	—	(148,264)
Impairments	—	—	—	—	—	—	—
Currency translation adjustments	83,117	(97,365)	7,536	(9,914)	—	—	(16,626)
Adjustments to prior acquisitions	—	—	—	—	—	—	—
Balance at December 31, 2016	$501,055	$480,985	$253,911	$88,802	$459,786	$2,015	$1,786,554
Acquisitions	—	—	—	3,584	—	—	3,584
Dispositions	—	—	—	—	—	—	—
Reclassification to Long-term assets held for sale	—	—	—	—	—	(2,015)	(2,015)
Impairments	—	—	—	—	—	—	—
Currency translation adjustments	(7,682)	22,388	18,270	6,312	954	—	40,242
Adjustments to prior acquisitions	—	—	—	—	—	—	—
Balance at December 31, 2017	$493,373	$503,373	$272,181	$98,698	$460,740	$—	$1,828,365

Other Intangible Assets

Amortization expense for intangible assets subject to amortization was $11,514, $11,176 and $14,349 for the years ended December 31, 2017, 2016 and 2015, respectively. The estimated future amortization expense for intangible assets for the years ending December 31, 2018, 2019, 2020, 2021, 2022 and beyond is $6,052, $3,744, $3,124, $2,877, $2,562 and $17,420, respectively.

The following table summarizes our identifiable intangible assets as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period (Yrs)
Subject to amortization:
Student rosters	$80,564	$(79,005)	$1,559	1.9
Other	65,970	(31,750)	34,220	11.4
Not subject to amortization:
Tradenames	1,167,302	—	1,167,302	—
Total	$1,313,836	$(110,755)	$1,203,081

The following table summarizes our identifiable intangible assets as of December 31, 2016:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period (Yrs)
Subject to amortization:
Student rosters	$77,763	$(74,269)	$3,494	3.0
Other	65,062	(22,521)	42,541	11.5
Not subject to amortization:
Tradenames	1,153,348	—	1,153,348	—
Total	$1,296,173	$(96,790)	$1,199,383

Impairment Tests

The following table summarizes the Loss on impairment of assets:

For the years ended December 31,	2017	2016	2015
Impairments of Deferred costs and Other intangible assets, net	$2,696	$—	$—
Impairments of long-lived assets	4,425	—	—
Total	$7,121	$—	$—

We perform annual impairment tests of our non-amortizable intangible assets, which consist of Goodwill and Tradenames, in the fourth quarter of each year. The impairment charges discussed below were recorded to reduce the assets' carrying values to fair value.
For the purposes of our annual impairment testing of the Company's goodwill, fair value measurements were determined primarily using the income approach, based largely on inputs that are not observable to active markets, which would be deemed “Level 3” fair value measurements as defined in Note 21, Fair Value Measurement. These inputs include our expectations about future revenue growth and profitability, marginal income tax rates by jurisdiction, and the rate at which the cash flows should be discounted in order to determine this fair value estimate. Where a market approach is used, the inputs also include publicly available data about our competitors' financial ratios and transactions.
For purposes of our annual impairment testing of the Company’s indefinite-lived tradename assets, fair value measurements were determined using the income approach, based largely on inputs that are not observable to active markets, which would be deemed “Level 3” fair value measurements as defined in Note 21, Fair Value Measurement. These inputs include our expectations about future revenue growth and profitability, marginal income tax rates by jurisdiction, and the rate at which the cash flows should be discounted in order to determine the fair value estimate for indefinite-lived tradenames using a relief-from-royalty method. We use publicly available information and proprietary third-party arm’s length agreements that Laureate has entered into with various licensors in determining certain assumptions to assist us in estimating fair value using market participant assumptions.